Subsidies Prepaid to Distributors (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subsidies Prepaid to Distributors [Abstract]
Beginning balance, At Janaury 1	$ 389,996	$ 516,231
additions for the year		779,991
charge for the year	(389,996)	(873,231)
translation adjustment		(32,995)
Ending balance, At December 31		$ 389,996